Other operating income and expenses - (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other operating income and expenses
Disposals of financial assets	€ 160
Total other operating income	160		€ 294
Disposals of assets	10		9
Impairment of fixed assets	(1,787)
Inventory impairment	372
Penalties	40
Late payment interest on CIR 2013-2015			123
Transaction costs	1,560	€ 44	121
Total other operating expenses	3,769	44	254
Other operating income and (expenses)	€ (3,609)	€ (44)	40
Tax Litigation
Other operating income and expenses
Reversal of provisions			180
AMR Penalties
Other operating income and expenses
Reversal of provisions			€ 114